Commitments and Contingencies (Details Narrative) $ in Thousands	1 Months Ended		3 Months Ended			4 Months Ended		5 Months Ended	6 Months Ended				7 Months Ended		8 Months Ended	9 Months Ended			10 Months Ended	11 Months Ended			12 Months Ended
	Jan. 28, 2022 USD ($)	Jan. 25, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 25, 2021 USD ($)	Mar. 31, 2019 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jul. 02, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Aug. 13, 2021 USD ($)	Jul. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Oct. 01, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2018 USD ($)	Oct. 18, 2019 USD ($)	Nov. 30, 2021 USD ($)	Nov. 15, 2021 USD ($)	Nov. 30, 2017 USD ($)	Dec. 20, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding									$ 55,586		$ 4,965
Other Assets, Noncurrent									48,689																			$ 48,168
Contractual Obligation									726,270
Escrow Deposit Disbursements Related to Property Acquisition									6,316		$ 0
Deposits Assets, Noncurrent									107,526																			$ 46,335
Navios Libra [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description																						ten-year
Vessel type																						Panamax
Vessel capacity in DWT																						82,011
Delivery date																						Jul. 24, 2019
Increase (Decrease) in Deposits Outstanding																						$ 5,540
Repayments of Debt																										$ 2,770	$ 2,770
Other Assets, Noncurrent									6,451
Navios Amitie and Navios Star [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description																			ten-year
Increase (Decrease) in Deposits Outstanding																			$ 12,328
Repayments of Debt																								$ 10,034	$ 1,434
Other Assets, Noncurrent									13,648
Number of vessels																			2
Contractual Obligation									860
Navios Star [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Vessel type																			Panamax
Vessel capacity in DWT																			81,994
Delivery date																			Jun. 10, 2021
Navios Amitie [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Vessel type																			Panamax
Vessel capacity in DWT																			82,002
Delivery date																			May 28, 2021
Three Capesize Vessels [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description		15-year
Vessel capacity in DWT		180,000
Increase (Decrease) in Deposits Outstanding		$ 10,500
Repayments of Debt															$ 5,250
Other Assets, Noncurrent									5,508
Number of vessels		3
Contractual Obligation									5,250
Date of expected delivery of vessel		second half of 2022 and the first half of 2023
Capesize Vessel [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description				15-year
Vessel capacity in DWT				180,000
Increase (Decrease) in Deposits Outstanding				$ 3,500
Repayments of Debt															$ 1,750
Other Assets, Noncurrent									1,820
Number of vessels				1
Contractual Obligation									1,750
Date of expected delivery of vessel				first half of 2023
Capesize Vessel II [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description											ten-year
Vessel capacity in DWT											180,000
Increase (Decrease) in Deposits Outstanding											$ 12,000
Repayments of Debt																	$ 6,000
Other Assets, Noncurrent									6,348
Number of vessels											1
Contractual Obligation									6,000
Date of expected delivery of vessel											second half of 2022
Panamax Vessel [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description																							ten-year
Vessel capacity in DWT																							82,003
Delivery date																							Jul. 27, 2022
Increase (Decrease) in Deposits Outstanding																							$ 6,316
Repayments of Debt							$ 3,158
Contractual Obligation			$ 3,158
Deposits Assets, Noncurrent									12,632
Four 5,300 TEU newbuilding containerships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding										$ 18,480
Repayments of Debt								$ 12,320					$ 24,640
Contractual Obligation									43,120
Date of expected delivery of vessel										second half of 2023 and first half of 2024
Deposits Assets, Noncurrent									36,960
Vessel capacity in TEU										5,300
Property, Plant and Equipment, Additions										$ 61,600
Repayment installments										3
Repayments of debt installment for each vessel													$ 6,160
Two 5,300 TEU newbuilding containerships [Member] | Exercise Of Option [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding																$ 18,480
Repayments of Debt																					$ 12,320
Contractual Obligation									43,120
Date of expected delivery of vessel																second half of 2024
Deposits Assets, Noncurrent									12,320
Vessel capacity in TEU																5,300
Property, Plant and Equipment, Additions																$ 61,600
Repayment installments																3
Repayments of debt installment for each vessel																					$ 6,160
Four Newbuilding Containerships II [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding																				$ 25,130
Repayments of Debt			$ 12,565						18,848
Contractual Obligation									37,695
Date of expected delivery of vessel																				second half of 2023 and in 2024
Deposits Assets, Noncurrent									31,413
Vessel capacity in TEU																				5,300
Property, Plant and Equipment, Additions																				$ 62,825
Repayment installments																				4
Panamax Vessel II [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description	ten-year
Vessel capacity in DWT	81,000
Increase (Decrease) in Deposits Outstanding	$ 6,860
Repayments of Debt						$ 3,430								$ 3,430
Date of expected delivery of vessel	first half of 2023
Deposits Assets, Noncurrent									6,860
Aframax/ LR2 Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT						115,000
Increase (Decrease) in Deposits Outstanding						$ 23,400
Number of vessels						4
Contractual Obligation						$ 35,100
Date of expected delivery of vessel						during 2024 and the first quarter of 2025
Property, Plant and Equipment, Additions						$ 58,500
Repayment installments						4
Additional features						$ 4,158
LNG [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding									$ 48,244
Number of vessels									2
Contractual Obligation									$ 72,366
Date of expected delivery of vessel									second half of 2024
Vessel capacity in TEU									7,700
Property, Plant and Equipment, Additions									$ 120,610
Repayment installments									4
Baghdad VLCC and Erbil VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description																		12-year
Other Assets, Noncurrent									$ 2,642
Number of vessels																		2
Baghdad VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT																		313,433
Date of expected delivery of vessel																		October 28, 2020
Charter hire daily rate																		$ 21
Ebril VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT																		313,486
Date of expected delivery of vessel																		February 17, 2021
Charter hire daily rate																		$ 21
Nave Electron VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description					12-year
Vessel capacity in DWT					313,239
Other Assets, Noncurrent									1,900
Date of expected delivery of vessel					August 30, 2021
Charter hire daily rate					$ 21
Nave Celeste [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description												12-year
Vessel capacity in DWT												313,418
Delivery date												Jul. 05, 2022
Other Assets, Noncurrent									$ 294
Charter hire daily rate												$ 21